Details of Significant Accounts - Leasing arrangements, schedule of lease liabilities relating to lease contracts (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Details of Significant Accounts [Abstract]
Net Lease liabilities	$ 644	$ 683
Less: current portion (shown as ‘current lease liabilities’)	(478)	(444)
Non-current lease liabilities	$ 166	$ 239